SUBSEQUENT EVENTS (Narrative) (Details) (USD $)	0 Months Ended	2 Months Ended	6 Months Ended		12 Months Ended					108 Months Ended	114 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended
	Mar. 25, 2013	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2012	Jun. 30, 2013	Apr. 30, 2008	Jan. 31, 2013 April 2008 Warrants, Original [Member]	Sep. 08, 2013 July 2010 Private Placement Warrants, Amended [Member]	Jun. 30, 2013 July 2010 Private Placement Warrants, Amended [Member]	Jan. 31, 2013 July 2010 Private Placement Warrants, Amended [Member]	Mar. 31, 2013 Employee Stock Option [Member]
Shares issuable													600,000			400,000
Exercise price												0.73	0.73			0.73
Expiration date					Sep. 30, 2013								Apr. 30, 2013	Sep. 30, 2013	Jun. 30, 2013	Oct. 31, 2013
Shares rescinded														178,750	156,250	200,000
Shares purchased by institutional investor		$ 911,385	$ 1,800,000	$ 4,200,000	$ 4,849,999	[1]	$ 200,000			$ 5,049,999	$ 6,849,999
Proceeds from subscription receivable		1,000,000						6,500	(6,500)	19,000	19,000
Shares issued as additional commitment fee		15,085
Fair value of additional shares issued		19,550	3,349		4,948		3,470
Employee stock options granted																	75,000
Stock option exercise price																	$ 1.16
Fair value of options granted																	$ 81,076 [2]
Option expiration date																	Mar. 31, 2023
Description of employee option																	These options granted to a new employee expire in 10 years and 9,375 shares vest quarterly commencing June 1, 2013. The option will be expenses over the vesting term.
Research and development arrangement	On March 12, 2012, the Company entered into an agreement with EM Photonics to co-develop an advanced telecom modulator.

[1]	Investment to occur over a period of 30-months.
[2]	Fair value based on the Black-Scholes Pricing Formula.